CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (UNAUDITED) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
Profit or loss [abstract]
PROFIT/(LOSS) FOR THE PERIOD	$ (1,304)	¥ (9,461)	¥ 3,673
Other comprehensive losses that will be reclassified to profit or loss in subsequent periods:
Foreign currency translation adjustments of the subsidiaries	(706)	(5,129)	(4,616)
Other comprehensive income that will not be reclassified to profit or loss in subsequent periods:
Foreign currency translation adjustments of the Company	654	4,747	5,361
Total other comprehensive income/(loss) for the period, net of tax	(52)	(382)	745
TOTAL COMPREHENSIVE INCOME/(LOSS) FOR THE PERIOD	(1,356)	(9,843)	4,418
Attributable to:
Owners of the Company	(1,533)	(11,124)	2,694
Non-controlling interests	177	1,281	1,724
TOTAL COMPREHENSIVE INCOME/(LOSS) FOR THE YEAR	$ (1,356)	¥ (9,843)	¥ 4,418